IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
ASSETS
Cash and non-interest-bearing deposits with banks	$ 3,840	$ 4,380	$ 3,440	$ 3,500
Interest-bearing deposits with banks	13,519	13,311
Securities	121,310	101,664
Cash collateral on securities borrowed	3,664	5,488
Securities purchased under resale agreements	56,111	43,450
Loans
Residential mortgages	208,652	207,749
Personal	43,651	43,058
Credit card	12,755	12,673
Business and government	125,798	109,555
Allowance for credit losses	(1,915)	(1,639)
Derivative instruments	23,895	21,431
Customers' liability under acceptances	9,167	10,265
Other assets	31,157
Total assets	651,604	597,099
Liabilities
Deposits	485,712	461,015
Obligations related to securities sold short	15,635	13,782
Cash collateral on securities lent	1,822	2,731
Obligations related to securities sold under repurchase agreements	51,801	30,840
Derivative instruments	25,113	20,973
Acceptances	9,188	10,296
Other liabilities	19,069
Subordinated indebtedness	4,684	4,080
Equity	38,580	35,116	$ 31,237
Total liabilities and equities	651,604	597,099
Less than 1 month [member]
ASSETS
Cash and non-interest-bearing deposits with banks	3,840
Interest-bearing deposits with banks	13,519
Securities	5,316
Cash collateral on securities borrowed	3,664
Securities purchased under resale agreements	31,179
Loans
Residential mortgages	2,457
Personal	774
Credit card	268
Business and government	14,731
Derivative instruments	2,883
Customers' liability under acceptances	8,242
Total assets	86,873	71,919
Liabilities
Deposits	19,732
Obligations related to securities sold short	15,635
Cash collateral on securities lent	1,822
Obligations related to securities sold under repurchase agreements	39,746
Derivative instruments	3,605
Acceptances	8,263
Total liabilities and equities	88,803	78,258
Later than one months and not later than three months [member]
ASSETS
Securities	3,800
Securities purchased under resale agreements	18,164
Loans
Residential mortgages	4,652
Personal	562
Credit card	536
Business and government	4,844
Derivative instruments	3,588
Customers' liability under acceptances	880
Total assets	37,026	28,094
Liabilities
Deposits	27,662
Obligations related to securities sold under repurchase agreements	11,207
Derivative instruments	3,790
Acceptances	880
Total liabilities and equities	43,539	33,933
3 - 6 months [member]
ASSETS
Securities	3,228
Securities purchased under resale agreements	5,874
Loans
Residential mortgages	10,505
Personal	983
Credit card	804
Business and government	4,829
Derivative instruments	1,475
Customers' liability under acceptances	42
Total assets	27,740	22,273
Liabilities
Deposits	43,422
Obligations related to securities sold under repurchase agreements	460
Derivative instruments	683
Acceptances	42
Total liabilities and equities	44,607	36,399
6 - 9 months [Member]
ASSETS
Securities	2,554
Securities purchased under resale agreements	464
Loans
Residential mortgages	15,312
Personal	992
Credit card	804
Business and government	5,407
Derivative instruments	943
Customers' liability under acceptances	2
Total assets	26,478	28,495
Liabilities
Deposits	30,962
Obligations related to securities sold under repurchase agreements	242
Derivative instruments	1,828
Acceptances	2
Total liabilities and equities	33,034	32,776
9 - 12 months [Member]
ASSETS
Securities	2,578
Securities purchased under resale agreements	430
Loans
Residential mortgages	13,379
Personal	879
Credit card	804
Business and government	4,300
Derivative instruments	744
Customers' liability under acceptances	1
Total assets	23,115	19,833
Liabilities
Deposits	25,002
Obligations related to securities sold under repurchase agreements	146
Derivative instruments	929
Acceptances	1
Total liabilities and equities	26,078	27,726
1 - 2 years [member]
ASSETS
Securities	9,669
Loans
Residential mortgages	46,194
Personal	208
Credit card	3,214
Business and government	16,600
Derivative instruments	2,598
Total assets	78,483	83,405
Liabilities
Deposits	28,356
Derivative instruments	3,287
Total liabilities and equities	31,643	29,779
2 - 5 years [member]
ASSETS
Securities	41,252
Loans
Residential mortgages	106,660
Personal	2,610
Credit card	6,325
Business and government	40,627
Derivative instruments	3,757
Total assets	201,231	187,178
Liabilities
Deposits	49,713
Derivative instruments	4,694
Total liabilities and equities	54,407	56,793
Over five year [member]
ASSETS
Securities	25,768
Loans
Residential mortgages	9,106
Personal	2,999
Business and government	14,103
Derivative instruments	7,907
Total assets	59,883	53,821
Liabilities
Deposits	11,800
Derivative instruments	6,297
Subordinated indebtedness	4,684
Total liabilities and equities	22,781	19,607
No specific maturity [member]
ASSETS
Securities	27,145
Loans
Residential mortgages	387
Personal	33,644
Business and government	20,357
Allowance for credit losses	(1,915)
Other assets	31,157
Total assets	110,775	102,081
Liabilities
Deposits	249,063
Other liabilities	19,069
Equity	38,580
Total liabilities and equities	$ 306,712	$ 281,828